Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2018	$ 48,630	$ 40,620,772	$ (40,156,204)	$ 2,603,422	$ 3,116,620
Balance, shares at Dec. 31, 2018	17,806,586
Foreign currency translation				(123,451)	(123,451)
Net loss			(3,312,215)		(3,312,215)
Balance at Jun. 30, 2019	$ 48,630	40,689,949	(43,468,419)	2,479,971	(249,869)
Balance, shares at Jun. 30, 2019	17,806,586
Balance at Dec. 31, 2019	$ 48,630	40,833,249	(44,607,198)	2,436,530	(1,288,789)
Balance, shares at Dec. 31, 2019	17,806,586
Issuance of shares	$ 30,014	7,162,524			7,192,538
Issuance of shares, shares	10,990,000
Foreign currency translation				16,167	16,167
Net loss			(1,695,996)		(1,695,996)
Balance at Jun. 30, 2020	$ 78,644	$ 47,995,773	$ (46,303,194)	$ 2,452,697	$ 4,223,920
Balance, shares at Jun. 30, 2020	28,796,586